Share-Based Compensation - Schedule of Options Activities (Details) - 2020 Plan [Member] ¥ in Thousands			12 Months Ended
	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 $ / shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options, Options outstanding (in Shares) | shares	24,529		552,086		43,366
Weighted average exercise price, Options outstanding		$ 0.0504		$ 0.00132		$ 0.0504
Weighted average grant date fair value, Options outstanding		$ 9,400.37		$ 419.51		5,289.26
Weighted average remaining contractual term, Options outstanding	6 years 11 months 4 days		9 years 7 months 2 days		7 years 5 months 12 days
Aggregate intrinsic value, Options outstanding (in Yuan Renminbi) | ¥	¥ 3,028		¥ 4,652		¥ 1,116
Number of options, Options vested and expected to vest (in Shares) | shares				552,086
Weighted average exercise price, Options vested and expected to vest				$ 0.00132
Weighted average grant date fair value, Options vested and expected to vest				419.51
Weighted average remaining contractual term, Options vested and expected to vest			9 years 7 months 2 days
Aggregate intrinsic value, Options vested and expected to vest (in Yuan Renminbi) | ¥			¥ 4,652
Number of options, Granted (in Shares) | shares			1,900,000		37,494
Weighted average exercise price, Granted				0.00021		0.0025
Weighted average grant date fair value, Granted				17.37		54.21
Number of options, Exercised (in Shares) | shares			(1,387,682)		(18,332)
Weighted average exercise price, Exercised				0.00021		0.0504
Weighted average grant date fair value, Exercised				20.01		54.21
Number of options, Forfeited (in Shares) | shares			(3,598)		(325)
Weighted average exercise price, Forfeited				0.00441		0.0504
Weighted average grant date fair value, Forfeited				$ 684.41		$ 4,504.06